Basis of Presentation (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Presentation [Abstract]
Consolidation	Consolidation The consolidated financial statements of the Company include the accounts of the subsidiaries after elimination of all significant intercompany accounts and transactions
Use of Estimates
Use of Estimates

To prepare financial statements in conformity with U.S. generally accepted accounting principals, management makes estimates and assumptions based on available information. These estimates and assumptions affect the amounts reported in the financial statements and the disclosures provided, and actual results could differ. The allowance for loan losses, other real estate owned and the fair value of financial instruments are particularly subject to change.

Securities Available for Sale and Held to Maturity
Securities Available for Sale and Held to Maturity

Securities available for sale are carried at fair value with any unrealized appreciation or depreciation of value, net of tax, included as an element of accumulated other comprehensive income or loss in shareholders' equity. Management maintains an available for sale portfolio in order to provide maximum flexibility in balance sheet management. The designation of available for sale is made at the time of purchase based upon management's intent to hold the securities for an indefinite period of time. These securities, however, are available for sale in response to changes in market interest rates, related changes in liquidity needs, or changes in the availability of and yield on alternative investments. Unrealized losses on securities that reflect a decline in value which is other than temporary, if any, are charged to income.

The cost of debt securities available for sale is adjusted for amortization of premium and accretion of discount using the interest method. Premiums and discounts on securities are amortized on the interest method without anticipating prepayments, except for mortgage backed securities where prepayments are anticipated.

Gains and losses on the sale of securities available for sale are based on the amortized cost of the specific security sold at trade date.

Debt securities that management has the positive intent and ability to hold until maturity are classified as held to maturity and are carried at their remaining unpaid principal balance, net of unamortized premiums or unaccreted discounts. Premiums are amortized and discounts are accreted using the interest method over the estimated remaining term of the underlying security.

Other Than Temporary Impairment ("OTTI")

A decline in the fair value of any available for sale or held to maturity security below cost that is deemed to be other than temporary is charged to earnings and/or accumulated other comprehensive income, resulting in the establishment of a new cost basis of the security. Management evaluates these types of securities for OTTI at least on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. Additional discussion of OTTI is included in Note 3 of the consolidated financial statements.

Federal Reserve Bank and Federal Home Loan Bank Stock
Federal Reserve Bank and Federal Home Loan Bank stock

The Bank is a member of the FHLB system. Members are required to own a certain amount of stock based on the level of borrowings and other factors, and may invest in additional amounts. FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income. The Bank is also a member of its regional Federal Reserve Bank. FRB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income.

Loans
Loans

Loans are carried at the principal amount outstanding net of unearned income and unamortized loan fees and costs, which are recognized as adjustments to interest income over the applicable loan term. Interest income on loans is accrued based on the principal amount outstanding.

Nonperforming loans include non-accrual loans, restructured loans, and loans which are three payments or more past due and still accruing interest. Generally, loans are placed in non-accrual status either due to the delinquent status of principal and/or interest payments, or a judgment by management that, although payments of principal and/or interest are current, such action is prudent based upon specific facts and circumstances surrounding the borrower. Typically, a loan is moved to non-accrual status after 90 days of non-payment in accordance with the Company's policy. Past due status is based on the contractual terms of the loan. All interest accrued but not received for loans placed on non-accrual status is reversed against interest income. Future payments received on nonperforming loans are recorded as interest income or principal reductions based upon management's ultimate expectation for collection. Loans may be removed from non-accrual status when they become current as to principal and interest and have demonstrated a sustained ability to make loan payments in accordance with the contractual terms of the loan. Loans may also be removed from non-accrual status when, in the opinion of management, the loan is expected to be fully collectable as to principal and interest. When, in the opinion of management, the collection of principal appears unlikely, the loan balance is evaluated in light of its sources of repayment, and a charge-off is recorded when appropriate.

Loan origination fees, net of certain direct origination costs, are deferred and recognized using the level yield method without anticipating prepayments.

Allowance for Loan Losses
Allowance for Loan Losses

The allowance for loan losses is maintained at a level considered adequate by management to provide for probable incurred loan losses. The allowance is increased by provisions charged against income, while loan losses are charged against the allowance when management deems a loan balance to be uncollectible. Subsequent recoveries, if any, are credited to the allowance.

The Company performs an analysis of the adequacy of the allowance on at least a quarterly basis. Management estimates the allowance balance required using past loan loss experience, the nature and volume of the portfolio, information about specific borrower situations, current economic conditions, past due and charge-off trends and other factors. In addition, various regulatory agencies, as an integral part of their examination process, periodically review the Company's allowance for loan losses. Such agencies may require the Company to change the allowance based on their judgments of information available to them at the time of their examination. Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management's judgment, should be charged off. The allowance methodology consists of specific and general components. The specific component relates to loans that are individually classified as impaired.

A loan is impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Loans for which the terms have been modified resulting in a concession, and for which the borrower is experiencing financial difficulties, are considered troubled debt restructurings (TDR's) and classified as impaired.

Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record, and the amount of the shortfall in relation to the principal and interest owed.

Commercial and commercial real estate loans in non-accrual status are defined as impaired loans and are individually evaluated for impairment. The Company also has a portfolio of residential restructured loans that are defined as impaired. If a loan is impaired, a charge-off is taken so that the loan is reported at the present value of estimated future cash flows using the loan's existing rate or at the fair value of collateral, if repayment is expected solely from the collateral. Residential real estate loans and consumer loans are collectively evaluated for impairment.

TDR's are measured at the present value of estimated future cash flows using the loan's effective rate at inception. If a TDR is considered to be a collateral dependent loan, the loan is reported at the fair value of the collateral with any charge-off recognized at that time. For TDR's that subsequently default, the Company determines the amount of additional charge-off, if any, in accordance with the accounting policy for the allowance for loan losses with respect to impaired loans described previously.

The general component of the allowance covers non-impaired loans and is based on historical loss experience adjusted for current factors. The historical loss experience is determined by geography for each portfolio segment and is based on the actual net loss history experienced by the Company over the most recent four years. This actual loss experience is supplemented with other economic factors based on the risks present in each geography and portfolio segment. These economic factors include consideration of the following: changes in national, regional and local economic trends and conditions; effects of any changes in interest rates; changes in the volume and severity of net charge-offs, delinquencies, nonperforming loans; changes in the experience, ability, and depth of lending management and other relevant staff; effects of any changes in credit concentrations; effects of any changes in underwriting standards, lending policies, procedures, and practices; and changes in the nature, volume and terms of loans.

The Company's allowance methodology also includes additional allocation percentages for residential and installment loans in non-accrual status and residential and installment loans three payments past due and still accruing interest, commercial loans classified by the internal loan review grading process, and residential loans with loan-to-value ratios in excess of 90% at the time of origination. The reserve percentages are determined based upon a review of recent charge-offs and take into consideration the type of loan, the fixed or variable nature of the loan, and the type and geography of the underlying collateral, if any.

The following portfolio segments have been identified: commercial loans, 1-to-4 family residential real estate loans, and installment loans:

Commercial:

Commercial real estate loans and other commercial loans are made based primarily on the identified cash flow of the borrower and secondarily on the underlying collateral provided by the borrower. Commercial real estate collateral is generally located within the Bank's geographic territories; while collateral for non-real estate secured commercial loans is typically accounts receivable, inventory, and/or equipment. Repayment is primarily dependent upon the borrower's ability to service the debt based upon cash flows generated from the underlying business. Additional support involves liquidation of the pledged collateral and enforcement of a personal guarantee, if a guarantee is obtained.

Residential real estate:

Residential real estate loans, including first mortgages, home equity loans and home equity lines of credit, are collateralized by first or second liens on one-to-four family residences generally located within the Bank's market areas. Proof of ownership title, clear mortgage title, and hazard insurance coverage are normally required.

Installment:

The Company's installment loans are primarily made up of installment loans and personal lines of credit. The installment loans represent a relatively small portion of the loan portfolio and are primarily used for personal expenses and are secured by automobiles, equipment and other forms of collateral, while personal lines of credit are unsecured.

Bank Premises and Equipment
Bank Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed on either the straight-line or accelerated methods over the remaining useful lives of the assets; generally 20 to 40 years for buildings, 3 to 7 years for furniture and equipment, and the shorter of the estimated life of the asset or the lease term for leasehold improvements.

Other Real Estate Owned
Other Real Estate Owned

Other real estate owned are assets acquired through foreclosures on loans. At December 31, 2012 and 2011 there were $8.7 million and $5.3 million, respectively, of other real estate owned included in the category of Other Assets in the accompanying Consolidated Statements of Condition.

Each other real estate owned property is recorded on an individual basis at the lower of (1) fair value minus estimated costs to sell or (2) "cost" (which is the fair value at initial foreclosure). When a property is acquired, the excess of the loan balance over fair value is charged to the allowance for loan losses. Subsequent write downs and gains and losses on sale are included in noninterest expense. Operating costs after acquisition are expensed.

Income Taxes
Income Taxes

Deferred taxes are recorded for the future tax consequences of events that have been recognized in the financial statements or tax returns based upon enacted tax laws and rates. Deferred tax assets are recognized subject to management's judgment that realization is more likely than not.

Dividend Restrictions
Dividend Restrictions

The Company's ability to pay dividends to its shareholders is dependent upon the ability of the Bank to pay dividends to the Company. The payment of dividends by the Bank to the Company is subject to continued compliance with minimum regulatory capital requirements. The Bank's primary regulator may disapprove a dividend if: the Bank would be undercapitalized following the distribution; the proposed capital distribution raises safety and soundness concerns; or the capital distribution would violate a prohibition contained in any statue, regulation or agreement. Currently the Bank meets the regulatory definition of a well capitalized institution. During 2013, the Bank could declare dividends of approximately $28.1 million plus any 2013 net profits retained to the date of the dividend declaration.

Benefit Plans
Benefit Plans

The Company has a defined benefit pension plan covering substantially all of its employees. The benefits are based on years of service and the employee's compensation. This plan was frozen as of December 31, 2006.

The Company has a postretirement benefit plan that permits retirees under age 65 to participate in the Company's medical plan by which retirees pay all of their premiums. At age 65, the Company provides access to a Medicare Supplemental program for retirees.

Under certain employment contracts with selected executive officers, the Company is obligated to provide postretirement benefits to these individuals once they attain certain vesting requirements.

The Company recognized in the Consolidated Statement of Condition the funded status of the pension plan and postretirement benefit plan with an offset, net of tax, recorded in accumulated other comprehensive income.

Stock-Based Compensation Plans
Stock Based Compensation Plans

The Company has stock based compensation plans for employees and directors. Compensation cost is recognized for stock options and restricted stock awards issued to employees and directors based on the fair value of these awards at the date of grant. A Black-Scholes model is utilized to estimate the fair value of stock options, while the fair value of the Company's common stock at the date of grant is used for restricted stock awards. Awards to be settled in cash based on the fair value of the Company's stock at vesting are treated as liability based awards.

Compensation cost for stock options and restricted stock awards to be settled in stock are recognized over the required service period generally defined as the vesting period. The expense is recognized over the shorter of each award's vesting period or the retirement date for any awards that vest immediately upon eligible retirement.

Compensation costs for liability based awards are re-measured at each reporting date and recognized over the vesting period. For awards with performance based conditions, compensation cost is recognized over the performance period based on the Company's expectation of meeting the specific performance criteria.

Earnings Per Share
Earnings Per Share

Basic earnings per common share is net income divided by the weighted average number of common shares outstanding during the period. All outstanding unvested share-based payment awards that contain rights to nonforfeitable dividends are considered participating securities for this calculation. Diluted earnings per common share includes the dilutive effect of additional potential common shares issuable under stock options

Reclassification of Prior Year Statements	Reclassification of Prior Year Statements It is the Company's policy to reclassify prior year consolidated financial statements to conform to the current year presentation.
Segment Reporting
Segment Reporting

The Company's operations are exclusively in the financial services industry and include the provision of traditional banking services. Management evaluates the performance of the Company based on only one business segment, that of community banking. The Company operates primarily in the geographical region of Upstate New York with branches also in Florida and the mid-Hudson valley region of New York. In the opinion of management, the Company does not have any other reportable segments as defined by "Accounting Standards Codification" (ASC) Topic 280, "Disclosure about Segments of an Enterprise and Related Information".

Cash and Cash Equivalents	Cash and Cash Equivalents The Company classifies cash on hand, cash due from banks, Federal Funds sold, and other short-term investments as cash and cash equivalents for disclosure purposes.
Trust Assets
Trust Assets

Assets under management with the Trustco Financial Services Department are not included on the Company's consolidated financial statements because Trustco Financial Services holds these assets in a fiduciary capacity. Trust assets under management as of December 31, 2012 and 2011 are $825 million and $784 million, respectively.

Comprehensive Income
Comprehensive Income

Comprehensive income represents the sum of net income and items of other comprehensive income or loss, which are reported directly in shareholders' equity, net of tax, such as the change in net unrealized gain or loss on securities available for sale and changes in the funded position of the pension and postretirement benefit plans. Accumulated other comprehensive income or loss, which is a component of shareholders' equity, represents the net unrealized gain or loss on securities available for sale, net of tax and the funded position in the Company's pension plan and postretirement benefit plans, net of tax.

Fair Value of Financial Instruments
Fair Value of Financial Instruments

Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in Note 13. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or in market conditions could significantly affect these estimates.